Long-Term Debt, net (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Debt, net
Schedule of long-term debt, net

Long-term debt consisted of the following (in thousands):

	Balance as of	Balance as of
Credit Facility	December 31, 2023	December 31, 2022
BNP Paribas/Credit Agricole $130 mil. Facility	$100,000	$120,000
Alpha Bank $55.25 mil. Facility	47,750	55,250
Citibank $382.5 mil. Revolving Credit Facility	—	—
Senior unsecured notes	262,766	262,766
Total long-term debt	$410,516	$438,016
Less: Deferred finance costs, net	(6,342)	(8,076)
Less: Current portion	(21,300)	(27,500)
Total long-term debt net of current portion and deferred finance cost	$382,874	$402,440

Schedule of debt maturities of long-term debt

The scheduled debt maturities of long-term debt subsequent to December 31, 2023 are as follows (in thousands):

Principal
Payments due by period ended	repayments
December 31, 2024	21,300
December 31, 2025	15,100
December 31, 2026	15,100
December 31, 2027	96,250
March 1, 2028	262,766
Total long-term debt	$410,516